Shareholders' Equity - Outstanding stock options (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Options outstanding at beginning of period	208,568	272,358	277,558	273,628
Granted			9,650	10,000
Forfeited	(1,770)	(4,080)	(14,850)	(4,070)
Exercised	(18,905)	(46,640)		(2,000)
Expired	(480)	(13,070)
Options outstanding at end of period	187,413	208,568	272,358	277,558
Options exercisable at end of period	175,262	188,852	241,237	239,632
Weighted Average Exercise Price
Options outstanding at beginning of period	$ 16.67	$ 15.23	$ 14.60	$ 14.58
Granted			$ 15.00	$ 15.00
Forfeited	$ 15.59	$ 17.42	$ 13.13	$ 16.20
Exercised	$ 10.07	$ 10.02		$ 10.00
Expired	$ 10.00	$ 10.00
Options outstanding at end of period	$ 17.37	$ 16.67	$ 15.23	$ 14.60
Options exercisable at end of period	$ 17.52	$ 16.84	$ 15.23	$ 15.21
Weighted-average fair value of options granted during the period			$ 6.54	$ 5.81